Employee Benefits - Reconciliation of the changes in the pension plans defined benefit obligations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	$ (3.0)	$ (3.4)
Interest cost	4.0	4.4
Past service gain	(0.8)	0.0
Canada [member] | Pension defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation at beginning of year	(430.7)	(433.2)
Current service cost	(3.0)	(3.4)
Interest cost	(11.9)	(12.1)
Past service gain	0.8	0.0
Actuarial gains (losses) from changes in financial assumptions	41.8	(0.1)
Actuarial gains (losses) from experience adjustments	5.4	1.9
Benefits paid	16.0	16.2
Effect of foreign currency exchange rate changes	0.0	0.0
Defined benefit obligation at end of year	(381.6)	(430.7)
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	(2.7)	(3.0)
Interest cost	0.9	1.1
Past service gain	0.0	0.0
Foreign [member] | Pension defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation at beginning of year	(153.1)	(147.1)
Current service cost	(2.7)	(3.0)
Interest cost	(0.9)	(1.1)
Past service gain	0.0	0.0
Actuarial gains (losses) from changes in financial assumptions	11.2	(1.1)
Actuarial gains (losses) from experience adjustments	(2.8)	1.2
Benefits paid	5.2	5.8
Effect of foreign currency exchange rate changes	11.6	(7.8)
Defined benefit obligation at end of year	$ (131.5)	$ (153.1)